Series A Warrants and Series B Warrants	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Series A Warrants and Series B Warrants

Note 7. Series A Warrants and Series B Warrants

Series A Warrants

The Company has issued Series A warrants to purchase shares of its common stock at an exercise price of $6.49 per share. The Series A warrants are exercisable prior to the expiration of the five-year term on November 12, 2019. Pursuant to the terms of the Series A warrant agreement, the Company is not obligated to settle the exercise of the A warrants in cash under any circumstances. Upon the completion of the IPO, the Series A warrants started trading on the NASDAQ under the symbol CAPNW. The total proceeds from the issuance of the Series A warrants in the IPO was $9,488.

Upon completion of the Company’s IPO on November 18, 2014, the 2014 convertible promissory notes automatically converted into 552,105 units (which consisted of 552,105 shares of common stock, Series A warrants to purchase 552,105 shares of common stock and Series B warrants to purchase 552,105 shares of common stock). In addition, the Company issued 1,897,500 Series A warrants in connection with its IPO. The value of the Series A warrants exercisable for 2,449,605 shares of common stock as of November 18, 2014 were classified as permanent equity.

Series B Warrants

The Company has issued Series B warrants to purchase shares of its common stock. In the event that the market price of the Company’s common stock falls below $6.50 at any time between March 12, 2015 and February 12, 2016, the Series B warrants will become exercisable on a cashless basis for a number of common shares that increases as the market price of the Company’s common stock decreases, and exercisable at a discount to the tracking price of the common stock at the time. The total proceeds from the issuance of the Series B warrants in the IPO was $9,488.

The Company accounts for the Series B warrants in accordance with the guidance in ASC 815-40. The terms of the Series B warrants do not explicitly limit the potential number of shares, thereby the exercise of the B warrants could result in the Company’s obligation to deliver a potentially unlimited number of shares upon settlement. As such, share settlement is not considered to be within the control of the Company and as provided under ASC 815-40, the warrants do not meet the criteria for equity classification and are recorded as a liability. Accordingly, the Company classified the Series B warrants as liabilities at their fair value at the date of the IPO and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

As of November 18, 2014 and December 31, 2014, the Company used a Monte Carlo simulation to calculate the fair value of its Series B warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	November 18, 2014	December 31, 2014
Volatility	55.1%	60.2%
Expected Term (years)	1.25	1.1
Expected dividend yield	0.0%	0.0%
Risk-free rate	0.20%	0.26%

In addition to the assumptions above, the Company’s estimated fair value of the Series B warrant liability is calculated using other key assumptions. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact of future operating results.

As of November 18, 2014 and December 31, 2014, the outstanding Series B warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	15 months	Adjustable	2,449,605	Adjustable	$11,649,106	$17,438,731

The increase in the fair value of the Series B warrants between the IPO date and 12/31/2014 of $5,789,625 was recognized as an other expense during the year ended December 31, 2014.

In addition to the Series B warrants, the Company issued Series A warrants in connection with its IPO, has other warrants issued prior to the IPO in connection with convertible debt and has other warrants classified as part of its permanent equity. Under ASC 815-40-35, the Company has adopted a sequencing policy that reclassifies contracts from equity to assets or liabilities for those with the latest inception date first. The Company has taken the position that the Series A warrants issued in the IPO have an earlier inception date than the Series B warrants issued as part of its IPO, and accordingly are treated as an equity instrument.

In accordance with the guidance under ASC 815-40-25, the Company has evaluated that it has a sufficient number of authorized and unissued shares, to settle all existing commitments as of December 31, 2014.